Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Opening balance	$ 936,257	$ 883,170
Current period acquisitions (Note 6)	0	27,191
Prior period acquisitions	0	123
Foreign exchange movement	(8,519)	25,773
Closing balance	$ 927,738	$ 936,257